Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

9.	RELATED PARTY TRANSACTIONS

Chief Executive Officer

Compensation to our Chief Executive Officer under the Professional Consulting Contract totaled $975,000 for the nine months ended September 30, 2015. $220,079 was offset against common stock subscription. Compensation to our Chief Executive Officer under the Professional Consulting Contract totaled $1,225,000 for the nine months ended September 30, 2014, of which $975,484 was offset against common stock subscription.

Compensation to our Chief Executive Officer under the Professional Consulting Contract totaled $475,000 for the three months ended September 30, 2015. $220,079 was offset against common stock subscription. Compensation to our Chief Executive Officer under the Professional Consulting Contract totaled $725,000 for the three months ended September 30, 2014, which was offset against common stock subscription.

Chief Operating Officer

Compensation to our Chief Operating Officer totaled $188,846 for the nine months ended September 30, 2015. $20,000 was offset against common stock subscription. Compensation to our Chief Operating Officer totaled $161,154 for the nine months ended September 30, 2014.

Compensation to our Chief Operating Officer totaled $79,231 for the three months ended September 30, 2015. $20,000 was offset against common stock subscription. Compensation to our Chief Operating Officer totaled $56,538 for the three months ended September 30, 2014.

VP Corporate Finance

Compensation to our VP Corporate Finance totaled $121,721 for the nine months ended September 30, 2015, of which $14,029 was offset against common stock subscription. Compensation to our VP Corporate Finance totaled $132,497 for the nine months ended September 30, 2014, of which $67,112 was offset against common stock subscription.

Compensation to our VP Corporate Finance totaled $48,644 for the three months ended September 30, 2015, of which $14,029 was offset against common stock subscription. Compensation to our VP Corporate Finance totaled $94,035 for the three months ended September 30, 2014, of which $67,112 was offset against common stock subscription.

Consulting Fees

During the nine months ended September 30, 2015 and September 30, 2014 the Company incurred director fees totaling $20,000 and $0, respectively, to Gilmour & Company Pty Ltd. During the three months ended September 30, 2015 and September 30, 2014 the Company incurred director fees totaling $7,500 and $0, respectively, to Gilmour & Company Pty Ltd. Gilmour & Company Pty Ltd is owned by Ian Gilmour, a director of IEG Holdings Corporation.

During the nine months ended September 30, 2015 and September 30, 2014 the Company incurred director fees totaling $20,000 and $0, respectively, to Matthew Banks. During the three months ended September 30, 2015 and September 30, 2014 the Company incurred director fees totaling $7,500 and $0, respectively, to Matthew Banks. Matthew Banks is a director of IEG Holdings Corporation. $12,500 of the $20,000 consulting fees incurred in the nine months ended September 30, 2015 was paid, with the remaining $7,500 offset as consideration for common stock subscriptions by Ian Banks (Matthew Bank’s father).

During the nine months ended September 30, 2015 and September 30, 2014 the Company incurred director fees totaling $20,000 and $0, respectively, to Harold Hansen. During the three months ended September 30, 2015 and September 30, 2014 the Company incurred director fees totaling $7,500 and $0, respectively, to Harold Hansen. Harold Hansen a director of IEG Holdings Corporation.

During the nine months ended September 30, 2015 and September 30, 2014 the Company incurred director fees totaling $4,500 and $0 to Comms Watch Pty Ltd. During the three months ended September 30, 2015 and September 30, 2014 the Company incurred $0 director fees to Comms Watch Pty Ltd. Comms Watch Pty Ltd is owned by Damien Mathieson, the brother of our Chief Executive Officer.

During the nine months ended September 30, 2015 and September 30, 2014 the Company incurred consulting fees totaling $257,266 and $316,019, respectively, to Clem Tacca and related entities. During the three months ended September 30, 2015 and September 30, 2014 the Company incurred consulting fees totaling $66,852 and $80,473, respectively, to Clem Tacca and related entities. Clem Tacca is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2015 and September 30, 2014 the Company incurred consulting fees totaling $44,750 and $10,000 respectively, to Ascendant SC Pty Ltd. During the three months ended September 30, 2015 and September 30, 2014 the Company incurred consulting fees totaling $0 and $10,000, respectively, to Ascendant SC Pty Ltd. $25,000 of the consulting fees incurred were offset as consideration for Series G Preferred Stock on June 19, 2015 and $10,000 of the consulting fees incurred were offset as consideration of common stock at September 30, 2014. Ascendant SC Pty Ltd is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2015 and September 30, 2014 the Company incurred consulting fees totaling $373,954 and $150,473, respectively, to Frank Wilkie and related entities. During the three months ended September 30, 2015 and September 30, 2014 the Company incurred consulting fees totaling $124,454 and $0, respectively, to Frank Wilkie and related entities. $25,000 of the $373,954 consulting fees incurred in the nine months ended September 30, 2015 was paid, with $224,500 offset as consideration for Series G Preferred Stock on June 19, 2015 and $124,454 offset as consideration for common stock subscriptions. Frank Wilkie is a shareholder of IEG Holdings Corporation.

During the nine months ended September 30, 2015 and September 30, 2014 the Company incurred consulting fees totaling $50,000 and $0, respectively, to Judith Willoughby and related entities. During the three months ended September 30, 2015 and September 30, 2014 the Company incurred consulting fees totaling $50,000 and $0, respectively, to Judith Willoughby and related entities. $30,000 of the $50,000 consulting fees incurred in the nine months ended September 30, 2015 was paid, with the remaining $20,000 offset as consideration for common stock subscriptions. Judith Willoughby is a shareholder of IEG Holdings Corporation.

10.	RELATED PARTY TRANSACTIONS

Chief Executive Officer

Compensation to our Chief Executive Officer under his contract totaled $1,300,000 for the year ended December 31, 2014. $1,000,000 was offset against common stock subscription and $85,989 was offset against preferred stock subscription. The balance of deferred salary amounted to $106,588 at December 31, 2014.

Compensation to our Chief Executive Officer under his contract totaled $1,000,000 for the year ended December 31, 2013. $1,000,000 was offset against common stock subscription, and $1,086,834 of deferred salary from prior periods was offset against common stock subscription and deposits on preferred shares.

Consulting Fees

During the years ended December 31, 2014 and December 31, 2013, the Company paid consulting fees totaling $29,538 and $17,524, respectively, to Gilmour & Company Pty Ltd. Gilmour & Company Pty Ltd is owned by Ian Gilmour, a director of IEG Holdings Corporation.

During the years ended December 31, 2014 and December 31, 2013, the Company paid consulting fees totaling $20,000 and $1,839, respectively, to Comms Watch Pty Ltd. Comms Watch Pty Ltd is owned by Damien Mathieson, the brother of our Chief Executive Officer.

During the years ended December 31, 2014 and December 31, 2013, the Company paid consulting fees totaling $321,951 and $335,000, respectively, to Clem Tacca and related entities. Clem Tacca is a shareholder of IEG Holdings Corporation.

During the years ended December 31, 2014 and December 31, 2013, the Company paid consulting fees totaling $150,473 and $35,258, respectively to Frank Wilkie and related entities. Frank Wilkie is a shareholder of IEG Holdings Corporation.

Rights Sale Agreement

Effective June 30, 2013, the Company entered into a Rights Sales Agreement, under which the Company acquired the Australian rights to conduct business throughout Australia, from IEG Holdings Limited ACN 131 987 838, its parent (until its shares were distributed to the ultimate shareholders of IEG Holdings Limited ACN 131 987 838).

The purchase price for the Rights Sales Agreement was $1,500,000 which was paid as follows:

Paid through advances to (payments to third parties made on behalf of) IEG Holdings Limited ACN 131 987 838	$1,074,937

Offset amounts owed from Company shareholders who are also creditors of IEG Holdings Limited ACN 131 987 838	$425,063

The cost of the Rights Sales Agreement was recorded as start-up cost in the statements of operations in accordance with ASC 720-15-25.